Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Total Shareholder Return	Peer Group Total Shareholder Return	Net Earnings (In thousands)	Incentive EPS
	($)	($)	($)	($)	($)	($)	($)	($)
	(1)	(2)	(3)(4)	(2)(3)	(5)	(6)	(7)	(8)
2022	6,596,575	7,807,506	1,547,874	1,607,675	105	115	185,180	2.69
2021	5,594,739	4,294,466	1,188,098	930,313	105	115	211,847	2.45
2020	7,837,411	10,571,654	1,435,144	1,827,210	95	99	187,316	2.28

Named Executive Officers, Footnote [Text Block]	For 2022, our non-PEO NEOs were Messrs. Eldred, Tarry, Apodaca and Darnell and Ms. Eden. For 2021, our non-PEO NEOs were Messrs. Eldred, Tarry, Olson and Darnell. For 2020, our non-PEO NEOs were Messrs. Eldred, Tarry, Apodaca, Darnell and Olson.
Peer Group Issuers, Footnote [Text Block]	Represents the TSR for the EEI Peer Index, which is a peer issuer group of electric companies. For purposes of the table, an investment of $100 (with reinvestment of all dividends) is assumed to have been made in the EEI Peer Index on December 31, 2019.
PEO Total Compensation Amount	$ 6,596,575	$ 5,594,739	$ 7,837,411
PEO Actually Paid Compensation Amount	$ 7,807,506	4,294,466	10,571,654
Adjustment To PEO Compensation, Footnote [Text Block]	Represents the “Total” compensation for our principal executive officer (“PEO”), Ms. Collawn, as set forth in 2022 NEO Compensation Information—Summary of Executive Compensation—Summary Compensation Table on page 61. Compensation actually paid to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and the other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” columns in the “Summary Compensation Table” in each year’s respective proxy statement to determine the compensation actually paid.

	Year	Reported Summary Compensation Table Total	Reported Value of Stock Awards	Stock Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
				(a)		(b)
PEO	2022	6,596,575	(2,460,988)	3,671,919	—	—	7,807,506
	2021	5,594,739	(2,461,055)	1,160,782	—	—	4,294,466
	2020	7,837,411	(2,255,592)	4,989,835	—	—	10,571,654
Average of non-PEO NEOs	2022	1,547,874	(388,384)	448,185	—	—	1,607,675
	2021	1,188,098	(381,514)	123,729	—	—	930,313
	2020	1,435,144	(328,545)	720,611	4,952	(4,952)	1,827,210

(a) Stock award adjustments for each applicable year are further detailed in the table below.

(b) Amounts deducted or added in calculating the pension benefit adjustments are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Total Stock Award Adjustments
		($)	($)	($)	($)
PEO	2022	2,869,882	842,241	(40,204)	3,671,919
	2021	2,498,710	(1,248,122)	(89,806)	1,160,782
	2020	3,626,488	1,514,753	(151,406)	4,989,835
Average of non-PEO NEOs	2022	340,124	113,647	(5,586)	448,185
	2021	327,348	(190,357)	(13,262)	123,729
	2020	530,638	224,498	(34,525)	720,611

	Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
		($)	($)	($)
PEO	2022	$—	$—	$—
	2021	$—	$—	$—
	2020	$—	$—	$—
Average of non-PEO NEOs	2022	$—	$—	$—
	2021	$—	$—	$—
	2020	$—	$—	$(4,952)

Non-PEO NEO Average Total Compensation Amount	$ 1,547,874	1,188,098	1,435,144
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,607,675	930,313	1,827,210
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and the other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” columns in the “Summary Compensation Table” in each year’s respective proxy statement to determine the compensation actually paid.

	Year	Reported Summary Compensation Table Total	Reported Value of Stock Awards	Stock Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
				(a)		(b)
PEO	2022	6,596,575	(2,460,988)	3,671,919	—	—	7,807,506
	2021	5,594,739	(2,461,055)	1,160,782	—	—	4,294,466
	2020	7,837,411	(2,255,592)	4,989,835	—	—	10,571,654
Average of non-PEO NEOs	2022	1,547,874	(388,384)	448,185	—	—	1,607,675
	2021	1,188,098	(381,514)	123,729	—	—	930,313
	2020	1,435,144	(328,545)	720,611	4,952	(4,952)	1,827,210

(a) Stock award adjustments for each applicable year are further detailed in the table below.

(b) Amounts deducted or added in calculating the pension benefit adjustments are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Total Stock Award Adjustments
		($)	($)	($)	($)
PEO	2022	2,869,882	842,241	(40,204)	3,671,919
	2021	2,498,710	(1,248,122)	(89,806)	1,160,782
	2020	3,626,488	1,514,753	(151,406)	4,989,835
Average of non-PEO NEOs	2022	340,124	113,647	(5,586)	448,185
	2021	327,348	(190,357)	(13,262)	123,729
	2020	530,638	224,498	(34,525)	720,611

	Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
		($)	($)	($)
PEO	2022	$—	$—	$—
	2021	$—	$—	$—
	2020	$—	$—	$—
Average of non-PEO NEOs	2022	$—	$—	$—
	2021	$—	$—	$—
	2020	$—	$—	$(4,952)
	Represents the total average compensation for our non-PEO NEOs, derived from the “Total” column of the “Summary Compensation Table” in each year’s respective proxy statement.
Tabular List [Table Text Block]
Most Important Performance Measures

Listed below are the financial and non-financial performance measures that represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO NEOs, for 2022, to the Company’s performance:

Most Important Performance Measures
Incentive EPS
Earnings Growth
FFO/Debt Ratio
Reliability

Total Shareholder Return Amount	$ 105	105	95
Peer Group Total Shareholder Return Amount	115	115	99
Net Income (Loss)	$ 185,180,000	$ 211,847,000	$ 187,316,000
Company Selected Measure Amount | $ / shares	2.69	2.45	2.28
Additional 402(v) Disclosure [Text Block]	Under rules issued pursuant to the Dodd-Frank Act, PNM Resources is providing the following information about the relationships between executive compensation actually paid and certain measures of financial performance of the Company. SEC rules prescribed the disclosure included in this section, and the information does not necessarily align with how the Company or the Compensation and HC Committee view the link between the Company’s performance and its NEOs’ pay. See Executive Compensation—Compensation Discussion and Analysis beginning on page 44 for additional information about our pay for performance and how the Company aligns executive compensation with its performance.Represents the total shareholder return (“TSR”) on our common stock assuming an investment of $100 on December 31, 2019.Represents our net earnings, in thousands, as reported in our Annual Report on Form 10-K for each of the years presented.
Descriptions of Relationships of Information Presented in the Pay Versus Performance Table

Compensation Actually Paid and TSR

Compensation actually paid is generally aligned with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid comprises equity-based compensation.

Compensation Actually Paid and Net Earnings

Although the Company does not use net earnings as a performance measure in the overall executive compensation program, net earnings is similar to Incentive EPS, which the Company uses to determine awards under the AIP.
Compensation Actually Paid and Incentive EPS

While the Company uses multiple financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Incentive EPS is the financial performance measure that represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed year, to the Company’s performance. Particularly in 2021 and 2022, compensation actually paid was aligned with Incentive EPS.
	See the Elements of Executive Compensation section beginning on page 49 for more information regarding the above performance measures as they relate to our short-term and long-term incentive plans.
Earnings Per Share | $ / shares	$ 1.97
Earning Per Share Attributable To Net Change In Unrealized Gains (Losses) On Investment Securities | $ / shares	0.55
Earnings Per Share Attributable To Federal Energy Regulatory Committee Ordered Time-Value Refunds | $ / shares	0.07
Earnings Per Share, Attributable To Regulatory Disallowances And Restructuring Costs | $ / shares	0.02
Earnings Per Share Attributable To Pension Expense Related To Previously Disposed Of Gas Distribution Business | $ / shares	0.02
Earnings Per Share Attributable To Merger | $ / shares	0.02
Earnings Per Share Attributable To San Juan Generating Station Retirement Income Tax Adjustment Expense | $ / shares	$ 0.04
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Incentive EPS
Non-GAAP Measure Description [Text Block]	Represents the company-selected financial performance measure used to link compensation actually paid to our PEO and non-PEO NEOs, for the most recently completed fiscal year, to company performance. Incentive EPS is defined as corporate diluted earnings per share, excluding certain terms that do not factor into ongoing earnings. For 2022, Incentive EPS of $2.69 equals net earnings attributable to PNMR per common stock share (as reported in the Company’s Form 10-K for the fiscal year ended December 31, 2022) of $1.97 adjusted to exclude: (1) $0.55 per share attributable to the net change in unrealized gains and losses on investment securities: (2) $0.07 per share attributable to Federal Energy Regulatory Committee ordered time-value refunds; (3) $0.02 per share attributable to regulatory disallowances and restructuring costs; (4) $0.02 per share attributable to pension expense related to previously disposed of gas distribution business; (5) $0.02 per share attributable to Merger related costs; and (6) $0.04 per share attributable to San Juan Generating Station retirement income tax adjustments.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	FFO/Debt Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Reliability
PEO [Member] | Equity Awards, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,460,988)	$ (2,461,055)	$ (2,255,592)
PEO [Member] | Equity Awards, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,671,919	1,160,782	4,989,835
PEO [Member] | Pension Benefits, Change In The Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Benefits, Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Fair Value Of Outstanding And Unvested, Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,869,882	2,498,710	3,626,488
PEO [Member] | Equity Awards, Year Over Year Change In Value Of Outstanding And Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	842,241	(1,248,122)	1,514,753
PEO [Member] | Equity Awards, Fair Value Of Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(40,204)	(89,806)	(151,406)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(388,384)	(381,514)	(328,545)
Non-PEO NEO [Member] | Equity Awards, Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	448,185	123,729	720,611
Non-PEO NEO [Member] | Pension Benefits, Change In The Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	4,952
Non-PEO NEO [Member] | Pension Benefits, Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(4,952)
Non-PEO NEO [Member] | Equity Awards Fair Value Of Outstanding And Unvested, Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	340,124	327,348	530,638
Non-PEO NEO [Member] | Equity Awards, Year Over Year Change In Value Of Outstanding And Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	113,647	(190,357)	224,498
Non-PEO NEO [Member] | Equity Awards, Fair Value Of Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(5,586)	(13,262)	(34,525)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (4,952)